Noncontrolling Interests [Text Block]	6 Months Ended
Sep. 30, 2017
Noncontrolling Interest [Abstract]
Noncontrolling Interests [Text Block]

11.    NONCONTROLLING INTERESTS

Changes in MUFG’s Ownership Interests in Subsidiaries

The following table presents the effect on MUFG’s shareholders’ equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the six months ended September 30, 2016 and 2017:

	Six months ended September 30,
	2016	2017
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥750,883	¥790,704
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Purchase of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholder (Note 2)	—	(34,751)
Other	—	54

Net transfers to the noncontrolling interest shareholders	—	(34,697)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥750,883	¥756,007